Credit Quality Assessment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit Quality Indicator [Line Items]
Delinquent Loans, Outstanding Nonaccrual Status	$ 5,400,000	$ 3,600,000
Financing Receivable, Recorded Investment, Nonaccrual Status	4,000,000	3,200,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	187,000	154,000	113,000
Transfer to Other Real Estate	95,000	0	1,598,000
Provision For Other Real Estate Owned	$ 0	$ 347,000	$ 48,000